RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions and Balances
(a)	Related parties(1)

Name of related parties	Relationship with the Company

Tencent Limited and its affiliates (“Tencent”)	A shareholder of the Company

(1)
These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2020, 2021 and 2022. On September 5, 2022, the director who is an executive officer of Tencent resigned from the Board of Directors of the Company and Tencent granted an irrevocable voting proxy with respect to all its shares in the Company to the Board of Directors of the Company to vote on matters that are subject to the vote of shareholders of the Company. Accordingly, Tencent is no longer a related party of the Company.

(b)	The Company had the following significant related party transactions for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020 $	2021 $	2022 $

Royalty fee and license fee to:
- Tencent	110,686	139,930	99,628

Services provided by:
- Tencent	23,352	24,981	9,794

(c)	The Company had the following significant related party balances as of December 31, 2021 and 2022:

	As of December 31,
	2021 $	2022 $

Amounts due to related parties:
- Tencent	73,244	–